Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.8%
Security	Shares	Value
Aerospace & Defense — 1.7%
Safran S.A.	304,194	$ 43,741,731
		$ 43,741,731
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.(1)(2)	620,171	$ 32,453,548
		$ 32,453,548
Automobiles — 0.6%
Stellantis NV	937,581	$ 14,739,701
		$ 14,739,701
Banks — 8.0%
Banco Santander S.A.	11,308,145	$ 39,521,281
Citigroup, Inc.(2)	460,042	24,023,393
HDFC Bank, Ltd.	1,441,443	28,406,309
HSBC Holdings PLC	4,505,963	33,201,494
M&T Bank Corp.	116,422	18,161,832
Standard Chartered PLC	2,919,813	24,525,300
Toronto-Dominion Bank (The)	256,430	17,742,246
U.S. Bancorp	468,682	23,340,364
		$ 208,922,219
Beverages — 3.6%
Coca-Cola Co. (The)(2)	986,129	$ 60,469,430
Diageo PLC(2)	761,332	33,290,057
		$ 93,759,487
Biotechnology — 1.7%
CSL, Ltd.	203,773	$ 43,026,753
		$ 43,026,753
Building Products — 1.4%
Assa Abloy AB, Class B(2)	918,669	$ 21,640,397
Daikin Industries, Ltd.	90,251	15,676,109
		$ 37,316,506
Capital Markets — 2.1%
London Stock Exchange Group PLC	187,977	$ 17,208,331
State Street Corp.(2)	247,470	22,601,435
Stifel Financial Corp.	236,357	15,932,826
		$ 55,742,592
Security	Shares	Value
Electric Utilities — 2.4%
Iberdrola S.A.	3,041,102	$ 35,677,494
NextEra Energy, Inc.(2)	361,898	27,008,448
		$ 62,685,942
Electrical Equipment — 2.6%
AMETEK, Inc.(2)	262,365	$ 38,021,936
Schneider Electric SE	177,603	28,809,967
		$ 66,831,903
Electronic Equipment, Instruments & Components — 5.0%
CDW Corp.(2)	203,062	$ 39,806,244
Halma PLC	814,999	21,698,554
Keyence Corp.	50,091	23,060,331
Keysight Technologies, Inc.(1)	97,037	17,403,586
TE Connectivity, Ltd.(2)	215,207	27,363,570
		$ 129,332,285
Entertainment — 2.4%
Walt Disney Co. (The)(1)(2)	565,345	$ 61,334,279
		$ 61,334,279
Equity Real Estate Investment Trusts (REITs) — 1.0%
Healthpeak Properties, Inc.(2)	994,741	$ 27,335,483
		$ 27,335,483
Food Products — 4.1%
Mondelez International, Inc., Class A(2)	658,999	$ 43,124,895
Nestle S.A.(2)	514,512	62,775,118
		$ 105,900,013
Health Care Equipment & Supplies — 4.1%
Alcon, Inc.	291,844	$ 22,022,111
Boston Scientific Corp.(1)(2)	877,635	40,590,619
Intuitive Surgical, Inc.(1)(2)	113,514	27,889,255
Straumann Holding AG	116,355	15,235,173
		$ 105,737,158
Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC	2,251,305	$ 53,779,180
InterContinental Hotels Group PLC	302,063	20,970,287
		$ 74,749,467
Industrial Conglomerates — 1.6%
Siemens AG	259,090	$ 40,471,224
		$ 40,471,224

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 3.4%
AIA Group, Ltd.	2,157,999	$ 24,401,886
Allstate Corp. (The)	115,831	14,880,808
Assurant, Inc.	102,574	13,600,287
AXA S.A.	633,669	19,769,853
RenaissanceRe Holdings, Ltd.	78,432	15,348,358
		$ 88,001,192
Interactive Media & Services — 3.1%
Alphabet, Inc., Class C(1)(2)	814,584	$ 81,352,504
		$ 81,352,504
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)(2)	582,944	$ 60,119,015
		$ 60,119,015
IT Services — 3.3%
Amadeus IT Group S.A.(1)	379,740	$ 23,925,120
Fidelity National Information Services, Inc.(2)	372,543	27,955,627
Visa, Inc., Class A(2)	146,762	33,786,080
		$ 85,666,827
Leisure Products — 0.9%
Yamaha Corp.(2)	634,722	$ 24,680,574
		$ 24,680,574
Life Sciences Tools & Services — 1.3%
Danaher Corp.(2)	123,252	$ 32,585,364
		$ 32,585,364
Machinery — 1.2%
Ingersoll Rand, Inc.(2)	377,004	$ 21,112,224
SMC Corp.	21,010	10,671,201
		$ 31,783,425
Metals & Mining — 1.9%
Anglo American PLC	647,731	$ 27,936,882
Rio Tinto, Ltd.(2)	249,713	22,408,559
		$ 50,345,441
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)(2)	251,327	$ 37,744,289
		$ 37,744,289
Security	Shares	Value
Multi-Utilities — 0.5%
CMS Energy Corp.(2)	201,374	$ 12,724,823
		$ 12,724,823
Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips(2)	502,415	$ 61,229,316
EOG Resources, Inc.(2)	396,004	52,371,529
		$ 113,600,845
Personal Products — 0.5%
Kose Corp.	120,508	$ 13,295,993
		$ 13,295,993
Pharmaceuticals — 9.2%
AstraZeneca PLC	316,926	$ 41,521,253
Eli Lilly & Co.(2)	79,254	27,275,264
Novo Nordisk A/S, Class B	371,538	51,417,057
Roche Holding AG PC(2)	123,774	38,638,576
Sanofi	463,269	45,365,350
Zoetis, Inc.(2)	208,142	34,445,420
		$ 238,662,920
Professional Services — 3.2%
Recruit Holdings Co., Ltd.	882,270	$ 28,374,033
RELX PLC	1,135,491	33,734,191
Verisk Analytics, Inc.(2)	110,351	20,060,708
		$ 82,168,932
Semiconductors & Semiconductor Equipment — 4.9%
ASML Holding NV(2)	65,106	$ 43,077,231
Infineon Technologies AG	730,766	26,315,217
Micron Technology, Inc.(2)	452,265	27,271,580
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	334,808	31,046,746
		$ 127,710,774
Software — 6.4%
Adobe, Inc.(1)(2)	76,131	$ 28,194,355
Intuit, Inc.(2)	73,367	31,010,030
Microsoft Corp.(2)	429,034	106,318,915
		$ 165,523,300
Specialty Retail — 1.4%
TJX Cos., Inc. (The)(2)	430,351	$ 35,228,533
		$ 35,228,533

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.(2)	490,726	$ 70,806,855
		$ 70,806,855
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	30,762	$ 26,854,476
		$ 26,854,476
Trading Companies & Distributors — 1.4%
Ashtead Group PLC	275,960	$ 18,177,146
IMCD NV	122,983	19,496,717
		$ 37,673,863
Total Common Stocks (identified cost $1,879,656,502)		$2,620,610,236

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(3)	5,888,760	$ 5,888,760
Total Short-Term Investments (identified cost $5,888,760)		$ 5,888,760
Total Investments — 101.0% (identified cost $1,885,545,262)		$2,626,498,996
Total Written Call Options — (1.0)% (premiums received $14,116,735)		$ (25,898,290)
Other Assets, Less Liabilities — 0.0%(4)		$ 909,565
Net Assets — 100.0%		$2,601,510,271
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(4)	Amount is less than 0.05%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	51.6%	$1,355,459,859
United Kingdom	12.4	326,042,675
Switzerland	6.3	166,034,548
France	6.3	164,541,377
Japan	4.4	115,758,241
Spain	3.8	99,123,895
Netherlands	2.9	77,313,649
Germany	2.5	66,786,441
Australia	2.5	65,435,312
Denmark	2.0	51,417,057
Taiwan	1.2	31,046,746
India	1.1	28,406,309
Hong Kong	0.9	24,401,886
Sweden	0.8	21,640,397
Canada	0.7	17,742,246
Bermuda	0.6	15,348,358
Total Investments	100.0%	$2,626,498,996

Written Call Options (Exchange-Traded) — (1.0)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	1,180	EUR	49,128,710	EUR	4,050	2/3/23	$ (1,524,163)
Dow Jones Euro STOXX 50 Index	1,140	EUR	47,463,330	EUR	4,225	2/10/23	(226,447)
Dow Jones Euro STOXX 50 Index	1,150	EUR	47,879,675	EUR	4,200	2/17/23	(498,759)
Dow Jones Euro STOXX 50 Index	970	EUR	40,385,465	EUR	4,250	2/24/23	(283,826)
FTSE 100 Index	550	GBP	42,744,351	GBP	7,900	2/17/23	(175,787)
Nikkei 225 Index	180	JPY	4,918,879,800	JPY	26,375	2/3/23	(1,317,957)
Nikkei 225 Index	170	JPY	4,645,608,700	JPY	26,875	2/10/23	(746,605)
Nikkei 225 Index	170	JPY	4,645,608,700	JPY	27,000	2/17/23	(743,609)
Nikkei 225 Index	140	JPY	3,825,795,400	JPY	28,000	2/24/23	(180,652)
S&P 500 Index	171	USD	69,709,860	USD	3,900	2/1/23	(2,975,400)

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	171	USD	69,709,860	USD	3,890	2/3/23	$ (3,209,670)
S&P 500 Index	171	USD	69,709,860	USD	4,000	2/6/23	(1,615,095)
S&P 500 Index	171	USD	69,709,860	USD	4,000	2/8/23	(1,706,580)
S&P 500 Index	173	USD	70,525,180	USD	4,025	2/10/23	(1,498,180)
S&P 500 Index	172	USD	70,117,520	USD	4,075	2/13/23	(989,000)
S&P 500 Index	173	USD	70,525,180	USD	4,075	2/15/23	(1,130,555)
S&P 500 Index	176	USD	71,748,160	USD	3,970	2/17/23	(2,458,720)
S&P 500 Index	176	USD	71,748,160	USD	4,035	2/21/23	(1,688,720)
S&P 500 Index	173	USD	70,525,180	USD	4,075	2/22/23	(1,268,955)
S&P 500 Index	172	USD	70,117,520	USD	4,140	2/24/23	(766,260)
S&P 500 Index	170	USD	69,302,200	USD	4,125	2/27/23	(893,350)
Total							$(25,898,290)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,888,760, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$120,458,437	$(114,569,677)	$ —	$ —	$5,888,760	$195,596	5,888,760
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 142,686,783	$ —	$ —	$ 142,686,783
Consumer Discretionary	133,091,837	141,024,218	—	274,116,055
Consumer Staples	103,594,325	109,361,168	—	212,955,493
Energy	113,600,845	—	—	113,600,845
Financials	165,631,549	187,034,454	—	352,666,003
Health Care	162,785,922	257,226,273	—	420,012,195
Industrials	111,648,416	260,792,716	—	372,441,132
Information Technology	440,963,588	138,076,453	—	579,040,041
Materials	—	50,345,441	—	50,345,441
Real Estate	27,335,483	—	—	27,335,483
Utilities	39,733,271	35,677,494	—	75,410,765
Total Common Stocks	$1,441,072,019	$1,179,538,217*	$ —	$2,620,610,236
Short-Term Investments	$ 5,888,760	$ —	$ —	$ 5,888,760
Total Investments	$1,446,960,779	$1,179,538,217	$ —	$2,626,498,996
Liability Description
Written Call Options	$ (20,200,485)	$ (5,697,805)	$ —	$ (25,898,290)
Total	$ (20,200,485)	$ (5,697,805)	$ —	$ (25,898,290)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.